Net Income (Loss) Per Share - Schedule Of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income (loss)	$ (17,630,095)	$ 160,624,560	$ (81,470,011)		$ 142,994,465	$ (185,775,870)
Cypress Holdings Inc And Subsidiaries [Member]
Numerator
Net income (loss)	$ 3,816,000			$ (1,961,000)	$ (1,268,000)		$ (27,213,000)	$ (16,876,000)	$ (210,340,000)	$ (55,031,000)
Denominator
Weighted average shares of common stock - basic and diluted								1,480,296	1,478,350	1,478,373
Net loss per share - basic and diluted								$ (11.40)	$ (142.28)	$ (37.22)
Weighted average shares of common stock - basic	1,484,156			1,480,262	1,483,634		1,479,918
Dilutive effect of stock options	$ 53,611,000			$ 0	$ 0		$ 0
Weighted average shares of common stock - diluted	1,537,767			1,480,262	1,483,634		1,479,918
Net income (loss) per share:
Basic	$ 2.57			$ (1.32)	$ (0.85)		$ (18.39)
Diluted	$ 2.48			$ (1.32)	$ (0.85)		$ (18.39)